Operating Segments - Summary of Reportable Segments (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of operating segments [line items]
Changes in fair value on financial assets measured at FVTPL	$ 132,032	$ 70,291	$ 43,592
Unallocated:
Other gains and losses	4,746	(306)	(5,586)
Profit before tax	225,010	196,252	182,047
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	196,958	195,816	167,547
Changes in fair value on financial assets measured at FVTPL	132,032	70,291	43,592
Segment profits	273,881	216,160	188,190
Unallocated amounts [member]
Unallocated:
Other income	35
Other gains and losses	4,746	(306)	(5,586)
Corporate expenses	(53,652)	(19,602)	(557)
SpiderNet ecosystem solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	184,627	184,095	157,678
Segment profits	136,607	144,276	140,134
Digital financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	11,798	11,721	9,869
Segment profits	951	1,084	4,765
Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	533
Changes in fair value on financial assets measured at FVTPL	132,032	70,291	43,592
Segment profits	136,323	70,800	43,291
External customers [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	183,501	187,785	166,979
External customers [member] | SpiderNet ecosystem solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	171,827	176,628	157,678
External customers [member] | Digital financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	11,141	11,157	9,301
External customers [member] | Corporate [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	533
Related parties [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	13,457	8,031	568
Related parties [member] | SpiderNet ecosystem solutions [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	12,800	7,467
Related parties [member] | Digital financial services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 657	$ 564	$ 568